Intangible assets (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Fees And Royalties	$ 4,036,400	$ 2,303,666	$ 2,334,782